SHAREHOLDERS' EQUITY - Warrants (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants exercisable term from the closing of the public offering	12 months
Warrants expiration term	5 years
Warrants exercisable for cash | shares	0
Threshold period for filing registration statement after business combination	15 days
Threshold period for filing registration statement within number of days of business combination	60 days
Closing price of share for threshold consecutive trading days	30 days
Stock price trigger for redemption of public warrants	$ 18.00
Redemption Of Warrant Price Per Share Equals Or Exceeds 18.00 [Member]
Class of Warrant or Right [Line Items]
Closing price of share for threshold consecutive trading days	20 days
Share Price	$ 18.00
Redemption price per warrant	$ 0.01
Class Of Warrant Or Right Minimum Threshold Written Notice Period For Redemption Of Warrants	30 days
Redemption Of Warrant Price Per Share Equals Or Exceeds 10.00 [Member]
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants	$ 10.00
Share Price	18.00
Redemption price per warrant	$ 0.10
Class Of Warrant Or Right Minimum Threshold Written Notice Period For Redemption Of Warrants	30 days